Earnings (loss) per share - Schedule of computation of net income per share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss) from continuing operations	$ (482,100)		$ 32,923		$ (417,309)	$ 81,562	$ 156,991	$ 271,549	$ (761,772)
Net loss from discontinued operations							(1,324)	(3,987)	(7,075)
Net income (loss)	(482,100)	$ 64,791	32,923	$ 48,639	(417,309)	81,562	155,667	267,562	(768,847)
Dividend preference on preferred shares	0		(32,923)		0	(81,562)	(91,044)	(90,363)	0
Undistributed earnings allocated to preferred shares							(46,514)	(132,291)	0
Net income (loss) available to common stockholders – basic	(482,100)		0		(417,309)		18,109	44,908	(768,847)
Changes in fair value of convertible debt and warrant liability	0		0		0	(1,053)	(1,036)	(15,264)	0
Dividend preference on preferred shares	0		(32,923)		0	(80,509)	(90,363)	(90,363)	0
Undistributed earnings allocated to preferred shares							(42,154)	(109,037)	0
Net income (loss) available to common stockholders – diluted	$ (482,100)		$ 0		$ (417,309)	$ 0	$ 22,114	$ 52,898	$ (768,847)
Weighted-average common shares – basic	107,514		54,396		82,877	54,186	54,413	47,265	46,663
Weighted-average effect of dilutive securities	0		16,020		0	18,790	18,629	20,284	0
Weighted-average common shares – diluted	107,514		70,416		82,877	72,976	73,042	67,549	46,663
Continuing operations, Basic							$ 0.33	$ 0.95	$ (16.33)
Discontinued operations							0	0	(0.15)
Basic earnings (loss) per common share	$ (4.48)		$ 0		$ (5.04)	$ 0	0.33	0.95	(16.48)
Continuing operations, Diluted							0.3	0.78	(16.33)
Discontinued operations							0	0	(0.15)
Diluted earnings (loss) per common share	$ (4.48)		$ 0		$ (5.04)	$ 0	$ 0.3	$ 0.78	$ (16.48)